Loans payable - employees (Tables)	12 Months Ended
Jun. 30, 2019
Debt Disclosure [Abstract]
Schedule of advances are non-interest bearing, unsecured, and are payable in cash on demand
	June 30, 2019	June 30, 2018

Na Wang	$2,341,932	$-
Wei Zhang	2,251,942	-
	$4,593,874	$-